Schedule of related party balances (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Related Party Transaction [Line Items]
Total amount due to related parties	$ 78	$ 611	$ 3,056
Mr.Li [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	78	611	1,714
Mr. Chiu Yat Chung Gary [Member]
Related Party Transaction [Line Items]
Total amount due to related parties			1,262
Mr. Li Siu Lun, Allan [Member]
Related Party Transaction [Line Items]
Total amount due to related parties			$ 80